Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cashflow from operating activities
Interest received	$ 5,715	$ 3,277	$ 3,122
Royalty and license income received	175	210	4
Grant and other income	25	137	277
Payment of lease interest	(8)	(6)	(17)
Payments to suppliers, employees and for research & development and intellectual property costs (inclusive of GST)	(174,649)	(170,559)	(130,293)
Taxes paid to US	(300)
Research and development tax incentive scheme credit received in cash	10,398	5,926	6,299
Net cash flows used in operating activities	(158,644)	(161,015)	(120,608)
Cash flow from investing activities:
Purchase of equipment	(13)	(33)	(22)
Net cash used in investing activities	(13)	(33)	(22)
Cash flows from financing activities:
Payment of lease liabilities	(93)	(89)	(71)
Proceeds on issue of shares, net of issuance costs	34,809	158,818	81,815
Net proceeds under the DFA		85,000	84,500
Cash received for ordinary shares issued on exercise of investor options	20
Cash received for ordinary shares issued on exercise of options LTIP	31		1,041
Net cash provided by financing activities	34,767	243,729	167,285
Net (decrease)/increase in cash and cash equivalents	(123,890)	82,681	46,655
Effects of exchange rate changes on the balance of cash held in foreign currencies	(138)	601	(2,097)
Cash and cash equivalents at beginning of period	172,471	89,189	44,631
Cash and cash equivalents at end of period	$ 48,443	$ 172,471	$ 89,189